Segments and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Revenues, Expenses and Operating Income (Loss) by Market Segment

Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Revenues:
Cosmeceutical market	$746	$709	$1,549	$1,359
Biomedical market	842	748	1,688	1,383

Total revenues	1,588	1,457	3,237	2,742
Operating expenses:
Therapeutic market	2,388	2,329	4,608	4,171
Cosmeceutical market	785	738	1,573	1,341
Biomedical market	658	580	1,364	1,134

Total operating expenses	3,831	3,647	7,545	6,646
Operating income (loss):
Therapeutic market	(2,388)	(2,329)	(4,608)	(4,171)
Cosmeceutical market	(39)	(29)	(24)	18
Biomedical market	184	168	324	249

Total operating income (loss)	$(2,243)	$(2,190)	$(4,308)	$(3,904)

Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Years Ended December 31,
	2013	2012
Revenues:
Cosmeceutical market	$3,204	$2,192
Biomedical market	2,943	2,375

Total revenues	6,147	4,567

Operating expenses:
Therapeutic market	8,200	9,106
Cosmeceutical market	2,914	2,585
Biomedical market	2,579	2,691

Total operating expenses	13,693	14,382

Operating income (loss):
Therapeutic market	(8,200)	(9,106)
Cosmeceutical market	290	(393)
Biomedical market	364	(316)

Total operating income (loss)	$(7,546)	$(9,815)

Summary of Significant Revenues in Following Regions

Significant revenues in the following regions are those that are attributable to the individual countries within the region to which the product was shipped (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
North America	$1,318	$1,064	$2,667	$2,082
Asia	162	294	340	421
Europe	101	77	210	188
All other regions	7	22	20	51

Total	$1,588	$1,457	$3,237	$2,742

Significant revenues in the following regions are those that are attributable to the individual country within the region to which the product was shipped (in thousands):

	For the Years Ended December 31,
	2013	2012
North America	$4,779	$3,483
Asia	905	624
Europe	355	372
All other regions	108	88

Total	$6,147	$4,567